Note 3 - Financial Statement Preparation (Details Textual) $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Sep. 12, 2018 USD ($)	Apr. 18, 2018 CAD ($)
Credit facility [member]
Statement Line Items [Line Items]
Borrowings, debt accordion		$ 370,000,000		$ 370,000,000
Senior unsecured 8.75% term loan [member]
Statement Line Items [Line Items]
Notional amount	$ 250,000		$ 250,000